Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK	dei_EntityCentralIndexKey	0000896435
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 30, 2021
Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2021
Prospectus Date	rr_ProspectusDate	Sep. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A